Discontinued Products (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Products [Abstract]
Activity in the Reserve for Anticipated Future Losses
The activity in the reserve for anticipated future losses on discontinued products in 2012, 2011 and 2010 was as follows (pretax):

(Millions)	2012	2011	2010
Reserve, beginning of period	$896.3	$884.8	$789.2
Operating loss	(2.0)	(16.9)	(15.4)
Net realized capital gains	84.2	28.4	111.0
Reserve, end of period	$978.5	$896.3	$884.8

Anticipated Runoff Of Discontinued Products Reserve Balance
The anticipated run-off of the discontinued products reserve balance at December 31, 2012 (assuming that assets are held until maturity and that the reserve run-off is proportional to the liability run-off) is as follows:

(Millions)
2013	$52.9
2014	51.7
2015	50.3
2016	48.8
2017	47.2
Thereafter	727.6

Assets and Liabilities Supporting Discontinued Products
Assets and liabilities supporting discontinued products at 2012 and 2011 were as follows: (1)

(Millions)	2012	2011
Assets:
Debt and equity securities available for sale	$2,515.3	$2,589.7
Mortgage loans	448.6	437.1
Other investments	711.6	619.2
Total investments	3,675.5	3,646.0
Other assets	79.2	130.0
Collateral received under securities loan agreements	3.8	—
Current and deferred income taxes	19.3	15.7
Receivable from continuing products (2)	556.0	523.2
Total assets	$4,333.8	$4,314.9
Liabilities:
Future policy benefits	$2,857.6	$3,005.8
Policyholders' funds	6.6	8.2
Reserve for anticipated future losses on discontinued products	978.5	896.3
Collateral payable under securities loan agreements	3.8	—
Other liabilities (3)	487.3	404.6
Total liabilities	$4,333.8	$4,314.9

(1)	Assets supporting the discontinued products are distinguished from assets supporting continuing products.

(2)
At the time of discontinuance, a receivable from Large Case Pensions' continuing products was established on the discontinued products balance sheet. This receivable represented the net present value of anticipated cash shortfalls in the discontinued products, which will be funded from continuing products. Interest on the receivable is accrued at the discount rate that was used to calculate the reserve. The offsetting payable, on which interest is similarly accrued, is reflected in continuing products. Interest on the payable generally offsets investment income on the assets available to fund the shortfall. These amounts are eliminated in consolidation.

(3)	Net unrealized capital gains on the available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.

Expected Runoff Of Single Premium Annuities And Guaranteed Investment Contracts Liabilities	At December 31, 2012, the expected run-off of the SPA and GIC liabilities, including future interest, was as follows:

(Millions)
2013	$413.2
2014	389.4
2015	372.0
2016	354.8
2017	337.6
Thereafter	4,371.8

Comparison Of Expected And Actual Runoff Of Single Premium Annuities And Guaranteed Investment Contracts Liabilities
The liability expected at December 31, 1993 and actual liability balances at December 31, 2012, 2011 and 2010 for the GIC and SPA liabilities were as follows:

	Expected		Actual
(Millions)	GIC	SPA	GIC	SPA
2010	$18.0	$2,943.5	$10.2	$3,162.2
2011	17.0	2,780.5	8.2	3,005.8
2012	16.1	2,615.4	6.6	2,857.6